CONVERTIBLE PREFERRED SHARES - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CONVERTIBLE PREFERRED SHARES
Preferred Shares Authorized		7,820,914
Preferred Shares Issued		7,820,914
Preferred Shares Outstanding		7,820,914
Carrying Value		$ 31,806
Liquidation Value		$ 31,806
Common Stock Issuable Upon Conversion		7,820,914
Series A convertible preferred shares
CONVERTIBLE PREFERRED SHARES
Preferred Shares Authorized	0	2,377,642
Preferred Shares Issued	0	2,377,642
Preferred Shares Outstanding	0	2,377,642
Carrying Value		$ 8,806
Liquidation Value		$ 8,806
Common Stock Issuable Upon Conversion		2,377,642
Series B convertible preferred shares
CONVERTIBLE PREFERRED SHARES
Preferred Shares Authorized	0	5,443,272
Preferred Shares Issued	0	5,443,272
Preferred Shares Outstanding	0	5,443,272
Carrying Value		$ 23,000
Liquidation Value		$ 23,000
Common Stock Issuable Upon Conversion		5,443,272